UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

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SUN CAPITAL ADVISERS TRUST

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(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

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(Address of principal executive offices) (Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

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(Name and address of agent for service)

Registrant's telephone number, including area code: (781) 237-6030

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Date of fiscal year end: December 31

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Date of reporting period: March 31, 2005

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Item 1. SCHEDULE OF INVESTMENTS.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)	Sun Capital Advisers Trust
	Shares	Value
COMMON STOCK-100.5%
AGRICULTURE-2.1%
Monsanto Co.	2,537	$ 163,636

<ShortOverScore1>
AUTO PARTS-1.4%
Exide Technologies *	8,175	105,457

<ShortOverScore1>
BANKS-4.8%
Bank of America Corp.	3,432	151,351
New York Community Bancorp, Inc.	7,735	140,468
Wells Fargo & Co.	1,263	75,527
<ShortOverScore1>
		367,346
<ShortOverScore1>
BIOTECHNOLOGY-7.9%
Amgen, Inc. *	2,519	146,631
Chiron Corp. *	4,860	170,392
ImClone Systems, Inc. *	4,058	140,001
MedImmune, Inc. *	6,205	147,741
<ShortOverScore1>
		604,765
<ShortOverScore1>
BROADCASTING - RADIO/TV-2.0%
Clear Channel Communications, Inc.	4,397	151,565

<ShortOverScore1>
BUILDING & CONSTRUCTION-1.9%
Dycom Industries, Inc. *	6,275	144,262

<ShortOverScore1>
CABLE & SATELLITE OPERATORS-2.1%
Comcast Corp. Class A *	4,667	157,651

<ShortOverScore1>
CABLE TV SERVICES-2.5%
EchoStar Communications Corp. Class A	6,492	189,891

<ShortOverScore1>
COMPUTERS & BUSINESS EQUIPMENT-2.0%
Brocade Communications Systems, Inc. *	26,438	156,513

<ShortOverScore1>
COSMETICS & TOILETRIES-5.9%
Procter & Gamble Co.	4,376	231,928
Revlon, Inc. Class A *	76,978	221,697
<ShortOverScore1>
		453,625
<ShortOverScore1>
DIVERSIFIED MANUFACTURING-3.7%
General Electric Co.	4,179	150,695
Tyco International Ltd.	3,802	128,507
<ShortOverScore1>
		279,202
<ShortOverScore1>
ELECTRICAL EQUIPMENT-2.1%
Vicor Corp.	15,404	160,818

<ShortOverScore1>
ENERGY-3.1%
Calpine Corp. *	57,327	160,515
Reliant Energy, Inc. *	6,728	77,036
<ShortOverScore1>
		237,551
<ShortOverScore1>
ENTERTAINMENT-3.3%
Blockbuster, Inc. Class A	17,732	156,574
Six Flags, Inc. *	22,426	92,395
<ShortOverScore1>
		248,969
<ShortOverScore1>
FIBER OPTICS-2.1%
JDS Uniphase Corp. *	96,088	160,467

<ShortOverScore1>
FINANCE-3.8%
CIT Group, Inc.	3,869	147,022
Knight Trading Group, Inc. Class A*	14,929	143,916
<ShortOverScore1>
		290,938
<ShortOverScore1>
FINANCIAL SERVICES-4.7%
American Express Co.	3,009	154,572
The Goldman Sachs Group, Inc.	1,825	200,732
<ShortOverScore1>
		355,304
<ShortOverScore1>
FOOD, BEVERAGES & TOBACCO-1.0%
Archer-Daniels-Midland Co.	3,036	74,625

<ShortOverScore1>
HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
Baxter International, Inc.	3,893	132,284

<ShortOverScore1>
HEALTH CARE PROVIDER & SERVICES-1.2%
HCA, Inc.	1,709	91,551

<ShortOverScore1>
INDUSTRIAL-2.6%
UNOVA, Inc. *	9,540	197,001

<ShortOverScore1>
MEDICAL DEVICES-3.0%
Boston Scientific Corp. *	7,945	232,709

<ShortOverScore1>
OIL & GAS - EXPLORATION & PRODUCTION-4.0%
ChevronTexaco Corp.	1,320	76,969
Exxon Mobil Corp.	3,801	226,540
<ShortOverScore1>
		303,509
<ShortOverScore1>
PHARMACEUTICALS & BIOTECHNOLOGY-2.3%
Millennium Pharmaceuticals, Inc. *	20,749	174,707

<ShortOverScore1>
PHOTO EQUIPMENT-2.0%
Eastman Kodak Co.	4,613	150,153

<ShortOverScore1>
PIPELINES-2.1%
Dynegy, Inc. Class A *	40,402	157,972

<ShortOverScore1>
RETAIL-1.9%
Wal-Mart Stores, Inc.	2,925	146,572

<ShortOverScore1>
SEMICONDUCTORS-2.0%
Agere Systems, Inc. *	106,496	151,224

<ShortOverScore1>
SOFTWARE-1.2%
Concord Communications, Inc. *	9,012	91,201

<ShortOverScore1>
SOFTWARE & SERVICES-2.1%
Parametric Technology Corp. *	28,345	158,449

<ShortOverScore1>
TELECOMMUNICATIONS-1.9%
Avaya, Inc. *	12,696	148,289

<ShortOverScore1>
TELECOMMUNICATIONS EQUIPMENT-9.9%
Arris Group, Inc. *	25,038	173,013
C-Cor.net Corp. *	15,444	93,899
Lucent Technologies, Inc. *	84,029	231,080
MasTec, Inc. *	12,428	102,034
Tellabs, Inc. *	21,583	157,556
<ShortOverScore1>
		757,582
<ShortOverScore1>
TRANSPORTATION-2.6%
GATX Corp.	6,092	202,193

<ShortOverScore1>
WASTE MANAGEMENT-3.6%
Clean Harbors, Inc. *	15,045	275,925

<ShortOverScore1>
Total Common Stock
(cost $7,610,554)		7,673,906

<ShortOverScore1>
SHORT TERM INVESTMENTS-2.8%
MUTUAL FUNDS-2.8%
Federated Prime Obligation	214,834	214,834
SSGA Money Market Fund	189	189
<ShortOverScore1>
Total Short Term Investments
(amortized cost $215,023)		215,023

<ShortOverScore1>
TOTAL INVESTMENTS-103.3%
(cost $7,825,577)		7,888,929
Other assets less liabilities-(3.3%)		(252,106)

<ShortOverScore1>
NET ASSETS-100.0%		$7,636,823

<ShortDoubleO

*Non-income producing security

<LineSpace>

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

<B
March 31, 2005 (Unaudited)	Sun Capital Advisers Trust
	Principal Amount (000)	Value

ASSET BACKED SECURITIES-1.6%
Airplanes Pass Through Trust Series D
10.88%, 3/15/19 (3)	$494	$4,938
California Infrastructure Development
6.42%, 9/25/08	114	116,684
Peco Energy Transition Trust
6.13%, 3/1/09	750	785,164
<Short1>
Total Asset Backed Securities
(cost $1,214,727)		906,786
<Short1>
CORPORATE DEBT OBLIGATIONS-39.8%
AUTOMOTIVE-1.2%
Ford Motor Co.
7.45%, 7/16/31	720	651,301
<Short1>
BROADCASTING/MEDIA-3.6%
Continental Cablevision, Inc.
9.50%, 8/1/13	975	1,038,396
Time Warner Entertainment Co.
10.15%, 5/1/12	800	1,016,767
<Short1>
		2,055,163
<Short1>
BUILDING CONSTRUCTION-2.1%
Centex Corp.
7.35%, 4/4/06	135	138,068
KB Home & Broad Home Corp.
6.38%, 8/15/11	650	. 658,734
Pulte Homes, Inc.
7.88%, 6/15/32	320	369,022
<Short1>
		1,165,824
<Short1>
DIVERSIFIED-1.6%
Noble Group Ltd.
6.63%, 3/17/15 (1)	1,000	929,046
<Short1>
ELECTRIC UTILITIES-4.3%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (1)	750	795,000
CenterPoint Energy, Inc.
6.85%, 6/1/15	525	573,298
Edison Mission Energy
9.88%, 4/15/11	285	329,175
Potomac Edison Co.
5.35%, 11/15/14 (1)	500	496,414
PSEG Energy Holdings, Inc.
8.50%, 6/15/11	200	215,000
<Short1>
		2,408,887
<Short1>
FINANCIAL SERVICES-0.7%
Washington Mutual Bank
5.13%, 1/15/15	410	399,308
<Short1>
FOODS-1.3%
Dole Food Co., Inc.
7.25%, 6/15/10	700	707,000
<Short1>
GAMING-2.7%
Harrah's Operating Co., Inc.
5.38%, 12/15/13	400	396,546
MGM Mirage, Inc.
8.50%, 9/15/10	600	657,000
Mohegan Tribal Gaming Authority
6.88%, 2/15/15 (1)	500	495,000
<Short1>
		1,548,546
<Short1>
GAS & PIPELINE UTILITIES-1.5%
Dynegy Holdings, Inc.
6.88%, 4/1/11	200	177,500
Enterprise Products Operating L.P.
5.60%, 10/15/14	700	690,851
<Short1>
		868,351
<Short1>
HEALTH SERVICES-1.8%
Medco Health Solutions, Inc.
7.25%, 8/15/13	650	718,482
Wellpoint, Inc.
5.00%, 12/15/14 (1)	300	294,333
<Short1>
		1,012,815
<Short1>
INSURANCE-1.6%
Assurant, Inc.
5.63%, 2/15/14	400	406,132
Liberty Mutual Group, Inc.
7.00%, 3/15/34 (1)	500	514,485
<Short1>
		920,617
<Short1>
OIL-2.2%
Amerada Hess Corp.
7.30%, 8/15/31	500	563,837
Pemex Finance Ltd.
9.03%, 2/15/11	600	673,842
<Short1>
		1,237,679
<Short1>
PAPER-1.1%
Abitibi-Consolidated, Inc.
5.25%, 6/20/08	650	607,750
<Short1>
REAL ESTATE-4.8%
Commercial Net Lease Realty
6.25%, 6/15/14	750	765,547
7.13%, 3/15/08	600	627,908
Reckson Operating Partnership
5.15%, 1/15/11	700	697,680
Shurgard Storage Centers, Inc.
5.88%, 3/15/13	600	611,666
<Short1>
		2,702,801
<Short1>
RETAIL-0.9%
Safeway, Inc.
5.63%, 8/15/14	500	500,863
<Short1>
SOVEREIGN-2.5%
Aries Vermogensverwaltungs Series C
9.60%, 10/25/14 (1)	750	901,875
Republic of South Africa
6.50%, 6/2/14	500	525,000
<Short1>
		1,426,875
<Short1>
TELECOMMUNICATIONS-3.8%
America Movil S.A. de C.V.
5.50%, 3/1/14	650	623,120
AT&T Wireless Services, Inc.
8.75%, 3/1/31	500	659,656
Intelsat
6.50%, 11/1/13	260	208,650
Sprint Capital Corp.
6.90%, 5/1/19	600	649,840
<Short1>
		2,141,266
<Short1>
TOBACCO-1.4%
Altria Group, Inc.
7.00%, 11/4/13	750	804,775
<S hort1>
TRANSPORTATION-0.7%
Continental Airlines, Inc.
6.41%, 4/15/07	61	56,912
8.05%, 11/1/20	358	352,867
<Short1>
		409,779
<Short1>
Total Corporate Debt Obligations
(cost $21,701,199)		22,498,646

<Short1>
COMMERCIAL MORTGAGE BACKED SECURITIES-4.7%
Commercial Mortgage Asset Trust Series 1999-C1 Class F
6.25%, 1/17/32 (1)	400	426,459
CS First Boston Mortgage Securities Corp. Series 2000-C1 Class A2
7.55%, 4/15/62	400	445,320
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2
4.08%, 5/10/36	800	755,019
4.22%, 4/10/40	220	216,283
Greenwich Capital Commercial Funding Corp Series 2005-GG3 Class A4
4.80%, 8/10/42	200	195,874
LB-UBS Commercial Mortgage Trust Series 2002-C2 Class A1
3.83%, 6/15/26	416	416,263
Wachovia Bank Comercial Mortgage Trust Series 2003-C9 Class A2
3.96%, 12/15/35	235	230,235
<Short1>
Total Commercial Mortgage Backed Securities
(cost $2,592,564)		2,685,453

<Short1>
U.S. GOVERNMENT AGENCY OBLIGATIONS-49.4%
Federal Home Loan Mortgage
3.00%, 9/29/06	2,000	1,968,926
4.75%, 8/1/32	643	649,629
475%, 10/11/12	1,000	983,975
5.00%, 9/1/19	494	494,874
5.00%, 11/1/19	1,034	1,034,957
5.00%, 6/1/34	950	930,455
5.13%, 7/15/12	1,000	1,024,379
5.50% , 10/1/17	304	310,625
5.50%, 11/1/17	584	596,967
5.50%, 9/15/28	600	613,896
5.50%, 6/1/33	525	526,941
550%, TBA	500	501,250
5.75%, 4/15/08	1,250	1,304,771
6.00%, 1/1/17	295	304,692
6.00%, 2/1/29	33	34,143
6.50%, 10/1/16	213	222,761
6.50%, 11/1/16	17	17,866
6.50%, 9/1/34	681	706,465
7.00%, 11/1/29	60	62,934
7.00%, 1/1/31	33	34,436
7.00%, 4/1/31	9	9,985
7.00%, 8/1/31	164	173,042
7.50%, 3/1/30	18	18,909
7.50%, 12/1/30	56	59,750
9.00%, 11/1/06	1	803

Federal National Mortgage Assn.
4.50%, 6/1/19	1,851	1,811,332
5.00%, 6/1/18	679	679,235
5.00%, 7/1/34	718	702,602
5.00%, TBA	1,300	1,298,781
5.50%, 12/1/32	1,697	1,703,625
6.00%, 12/1/13	22	22,953
6.00%, 11/1/16	30	30,867
6.00%, 1/25/32	1,215	1,245,346
6.00%, TBA	2,000	2,036,641
8.00%, 8/1/30	8	8,989

Government National Mortgage Assn.
5.50%, TBA	1,100	1,109,625
6.00%, 8/15/16	119	123,105
6.50%, 9/15/31	183	191,713
6.50%, 3/15/32	235	246,226
6.50%, 9/15/32	255	266,702
6.50%, 10/15/32	339	355,003
7.00%, 12/15/14	37	39,273
7.00%, 2/15/28	42	44,901
7.50%, 3/15/30	39	41,964
7.50%, 9/15/30	91	97,924

Tennessee Valley Authority Series A
5.63%, 1/18/11	200	210,026
U.S. Treasury Notes
3.00%, 7/15/12 (2)	689	758,699
3.88%, 1/15/09 (2)	1,744	1,923,390
4.38%, 8/15/12 (2)	375	375,879
<Short1>
Total U.S. Government Agency Obligations
(cost $27,866,216)		27,912,232
<Short1>
SHORT TERM INVESTMENTS-11.1%
COMMERCIAL PAPER-7.6%
American Express Credit Corp.
2.72%, 4/7/05	909	909,000
General Electric Capital Corp.
2.72%, 4/13/05	2,180	2,180,000
UBS Finance, Inc.
2.80%, 4/14/05	1,197	1,195,790
<Short1>
		4,284,790
<Short1>
	Shares
MUTUAL FUNDS-3.5%
Federated Prime Obligation	1,979,983	1,979,983
SSGA Money Market Fund	7	7
<Short1>
		1,979,990
<Short1>
Total Short Term Investments
(cost $6,264,780) ....................................		6,264,780

<Short1>
TOTAL INVESTMENTS-106.6%
(cost $59,639,486) ...................................		60,267,897
Other assets less liabilities-(6.6)%		(3,731,648)
<Short1>
NET ASSETS-100.0%		$56,536,249

<Short2>

TBA = to be announced

(1) Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 these securities amounted to $4,852,612, representing 8.58% of net assets.

(2) Security or a portion of the security has been designated as collateral for TBA securities.

(3) Security is in default.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

<B
March 31, 2005 (Unaudited)	Sun Capital Advisers Trust
	Principal Amount (000)	Value
BANKERS ACCEPTANCE-4.1%
Bank Of America NA
2.78%, 5/23/05
(amortized cost $4,780,725)	$4,800	$4,780,725

COMMERCIAL PAPER-80.4%
American Express Credit Corp.
2.72%, 4/8/05	3,000	3,000,000
American General Finance Corp.
2.75%, 5/6/05 (1)	5,000	4,986,632
Barclays US Funding Corp.
2.70%, 5/24/05	4,900	4,880,523
BellSouth Corp.
2.75%, 5/11/05 (1)	4,765	4,750,440
Caterpillar Financial Services NV
2.63%, 5/5/05	3,675	3,665,872
CIT Group, Inc.
2.80%, 5/2/05	2,233	2,227,616
Citicorp
2.85%, 6/1/05	4,700	4,700,000
Coca-Cola Co.
2.73%, 4/22/05	4,500	4,492,834
Diageo Capital PLC
2.68%, 4/21/05	5,000	4,992,556
Dupont (E. I.) de Nemours & Co.
2.73%, 4/14/05	2,416	2,413,618
FCAR Owner Trust
2.75%, 5/16/05	2,000	1,993,125
General Electric Capital Corp.
2.77%, 5/23/05	3,500	3,500,000
2.92%, 6/13/05	1,130	1,130,000
HSBC Finance Corp.
2.68%, 5/2/05	4,000	3,990,769
Morgan Stanley Dean Witter & Co.
2.79%, 4/13/05	4,315	4,310,987
National Rural Utilities Cooperative Finance Corp.
2.64%, 4/7/05	400	399,824
2.70%, 4/11/05	1,100	1,099,175
2.78%, 4/22/05	3,000	2,995,135
PepsiCo, Inc.
2.71%, 4/15/05	4,241	4,236,530
Pfizer, Inc.
2.75%, 5/16/05 (1)	4,500	4,484,531
SBC Communications, Inc.
2.68%, 4/14/05 (1)	5,000	4,995,161
The Procter & Gamble Co.
2.64%, 5/2/05 (1)	5,000	4,988,633
Thunder Bay Funding, Inc.
2.63%, 4/1/05 (1)	1,400	1,400,000
2.73%, 4/18/05 (1)	1,600	1,597,937
Toyota Credit de Puerto Rico
2.65%, 5/4/05	2,400	2,394,170
2.69%, 4/18/05	1,000	998,730
2.98%, 6/28/05	1,000	992,715
UBS Finance, Inc.
2.67%, 4/18/05	500	499,370
2.82%, 5/9/05	4,080	4,067,855
Wal-Mart Stores, Inc.
2.64%, 4/5/05 (1)	4,800	4,798,592
Total Commercial Paper
(amortized cost $94,983,330)		94,983,330

U.S. GOVERNMENT AGENCY OBLIGATIONS-11.8%
Federal Home Loan Mortgage
2.02%, 5/3/05	3,000	2,994,613
2.57%, 4/5/05	6,900	6,898,030
United States Treasury Bills
2.74%, 6/30/05	1,975	1,961,471
2.76%, 6/23/05	2,145	2,131,376
<Short1>
Total U.S. Government Agency Obligations
(amortized cost $13,985,490)		13,985,490

	Shares
MUTUAL FUNDS-3.9%
Federated Prime Obligation	4,609,997	4,609,997
SSGA Money Market Fund	1,341	1,341
<Short1>
Total Mutual Funds
(amortized cost $4,611,338)		4,611,338

TOTAL INVESTMENTS-100.2%
(cost $118,360,883)		118,360,883
Other assets less liabilities-(0.2)%		(220,122)
NET ASSETS-100.0%		$118,140,761

Short1>

<LineSpace>

<Short2>

(1) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 these securities amounted to $ 32,001,926, representing 27.09% of net assets.

<LineSpace>

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited) Sun Capital Advisers Trust

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS-95.1%

APARTMENTS-17.1%

Archstone-Smith Trust

AvalonBay Communities, Inc.

BRE Properties, Inc.

Equity Residential Properties Trust

United Dominion Realty Trust, Inc.

<ShortUnderScore1>

	186,360 43,637 145,512 117,080 123,278	$ 6,356,739 2,918,879 5,136,574 3,771,147 2,572,812 20,756,151
DIVERSIFIED-9.4% iStar Financial, Inc. Vornado Realty Trust <	109,147 99,516	4,494,674 6,893,473 11,388,147
<ShortUnderScore1> HOTELS & RESTAURANTS-8.8% Hilton Hotels Corp. Host Marriott Corp. MeriStar Hospitality Corp. * <ShortOverScore1>	166,184 226,201 461,234	3,714,212 3,745,889 3,228,638 10,688,739
MORTGAGE-2.0% Gramercy Capital Corp.	124,715	2,431,942
OFFICE-17.9% Alexandria Real Estate Equities, Inc. American Financial Realty Trust Reckson Associates Realty Corp. SL Green Realty Corp. <ShortOverScore1>	86,957 438,299 149,682 89,659	5,598,292 6,412,314 4,595,237 5,040,629 21,646,472
REGIONAL MALLS-13.8% Macerich Co. Pennsylvania Real Estate Investment Trust Simon Property Group, Inc. <ShortOverScore1>	113,648 101,502 108,067	6,055,165 4,092,561 6,546,699 16,694,425
SHOPPING CENTERS-13.2% Developers Diversified Realty Corp. Kimco Realty Corp. Regency Centers Corp. <ShortOverScore1>	162,238 96,529 92,083	6,448,961 5,202,913 4,385,913 16,037,787
STORAGE-5.0% Shurgard Storage Centers, Inc. Class A	146,970	6,022,831
WAREHOUSE & INDUSTRIAL-7.9% EastGroup Properties, Inc. ProLogis Trust <ShortOverScore1>	113,214 143,081	4,268,168 5,308,305 9,576,473
Total Real Estate Investment Trusts (cost $102,057,794)		115,242,967
	Principal Amount (000)
SHORT-TERM INVESTMENTS-4.8% COMMERCIAL PAPER-3.6% General Electric Capital Corp. 2.72%, 4/13/05	4,388	4,388,000
	Shares
MUTUAL FUNDS-1.2% Federated Prime Obligation <ShortOverScore1> Total Short-Term Investments (amortized cost $5,787,764)	1,399,764	1,399,764 5,787,764
TOTAL INVESTMENTS-99.9% (cost $107,845,558) Other assets less liabilities-0.1%		121,030,731 176,900
NET ASSETS-100.0%		$121,207,631
*Non-income producing security

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)	Sun Capital Advisers Trust

<H
	Country Code	Shares	Value
COMMON STOCK-95.9%
BANKING S & L-11.4%
Fifth Third Bancorp		13,900	$ 597,422
Golden West Financial Corp.		24,700	1,494,350
HSBC Holdings PLC	GB	113,146	1,788,469
Lloyds TSB Group PLC ADR		11,800	427,986
State Street Corp.		2,600	113,672
Wells Fargo & Co.		25,700	1,536,860
			5,958,759
<ShortUnderScore1>
BUILDING MATERIALS-1.5%
Martin Marietta Materials, Inc.		7,000	391,440
Vulcan Materials Co.		6,500	369,395
<ShortUnderScore1>
			760,835
<ShortUnderScore1>
COMMUNICATION SERVICES-3.6%
Comcast Corp. Class A Special*		56,700	1,893,780
<ShortUnderScore 1>
COMPUTERS-2.1%
Hewlett-Packard Co.		11,900	261,086
Lexmark International, Inc. Class A*		10,600	847,682
<ShortUnderScore1>
			1,108,768
<ShortUnderScore1>
CONSUMER PRODUCTS & SERVICES-6.7%
Altria Group, Inc.		43,900	2,870,621
Iron Mountain, Inc.*		22,600	651,784
<ShortUnderScore1>
			3,522,405
<ShortUnderScore1>
DIVERSIFIED INTERESTS & HOLDINGS-0.4%
Rentokil Initial PLC	GB	73,700	225,475
<ShortUnderScore1>
DIVERSIFIED MANUFACTURING-4.3%
China Merchants Holdings International Co. Ltd	HK	8,900	17,459
Tyco International Ltd.		66,330	2,241,954
<ShortUnderScore1>
			2,259,413
<ShortUnderScore1>
ENERGY SOURCES-2.4%
Devon Energy Corp.		25,800	1,231,950
<ShortUnderSc ore1>
FINANCIAL SERVICES-17.9%
American Express Co.		61,900	3,179,803
Citigroup, Inc.		33,033	1,484,503
D&B Corp.*		9,300	571,485
H&R Block, Inc.		17,400	880,092
JPMorgan Chase & Co.		45,696	1,581,081
Moody's Corp.		7,600	614,536
Morgan Stanley		7,500	429,375
Providian Financial Corp.*		12,200	209,352
Takefuji Corp.	JP	6,300	424,211
<ShortUnderScore1>
			9,374,438
<ShortUnderScore1>
FOOD, BEVERAGES & RESTAURANTS-3.5%
Diageo PLC ADR		13,300	756,770
Heineken Holding NV Class A	NL	15,025	464,296
Hershey Foods Corp.		9,800	592,508
<ShortUnderScore1>
			1,813,574
<ShortUnderScore1>
HEALTH CARE FACILITIES-1.6%
HCA, Inc.		15,900	851,763
<ShortUnd erScore1>
HOUSEHOLD DURABLES-0.0%
Hunter Douglas NV	NL	200	10,084
<ShortUnderScore1>
INSURANCE-17.0%
American International Group, Inc.		34,700	1,922,727
Aon Corp.		15,400	351,736
Berkshire Hathaway, Inc. Class A*		25	2,175,000
Loews Corp.		14,200	1,044,268
Markel Corp.*		140	48,330
Marsh & McLennan Cos., Inc.		16,000	486,720
The Chubb Corp.		2,100	166,467
The Principal Financial Group, Inc.		5,200	200,148
The Progressive Corp.		18,400	1,688,384
Transatlantic Holdings, Inc.		12,687	840,133
<ShortUnderScore1>
			8,923,913
<ShortUnderScore1>
INTERNET SOFTWARE & SERVICES-0.4%
IAC/ InterActiveCorp*		10,000	222,700
<ShortUn derScore1>
MULTIMEDIA-1.4%
Lagardere S.C.A.	FR	9,800	742,156
<ShortUnderScore1>
OIL & GAS-8.3%
ConocoPhillips		14,364	1,549,014
EOG Resources, Inc.		22,200	1,082,028
Occidental Petroleum Corp.		18,000	1,281,060
Transocean, Inc.*		8,500	437,410
<ShortUnderScore1>
			4,349,512
<ShortUnderScore1>
PACKAGING-2.6%
Sealed Air Corp.*		26,600	1,381,604
<ShortUnder Score1>
PHARMACEUTICALS-2.5%
Cardinal Health, Inc.		11,000	613,800
Eli Lilly & Co.		8,700	453,270
Novartis AG	CH	5,200	242,710
<ShortUnderScore1>
			1,309,780
<ShortUnderScore1>
PUBLISHING-0.5%
Gannett, Inc.		3,500	276,780
<ShortUnder Score1>
REAL ESTATE-1.6%
CenterPoint Properties Trust		20,396	836,236
<ShortUnderScore1>
RETAILING-3.0%
Costco Wholesale Corp.		35,000	1,546,300
ShortUnderScore1>
SOFTWARE-0.9%
Microsoft Corp.		20,600	497,902
<ShortUnderScore1>
TELECOMMUNICATIONS-0.7%
Nokia Corp. ADR		9,500	146,585
SK Telecom Co., Ltd. ADR		11,000	216,920
<ShortUnderScore1>
			363,505
<ShortUnderScore1>
TRANSPORTATION-0.8%
United Parcel Services, Inc. Class B		5,500	400,070
<ShortUnderScore1>
WHOLESALE & RETAIL-0.8%
AutoZone, Inc.*		4,900	419,930
<ShortUnderScore1>
Total Common Stock
(cost $39,839,451) ...........................			50,281,632

<ShortUnderScore1>
		Principal Amount (000)
SHORT TERM INVESTMENT-4.1%
REPURCHASE AGREEMENT-4.1%
State Street Bank and Trust Company 2.75%,
4/1/05 (collateralized by $2,124,000 Federal
National Mortgage Association, 6.00%, 05/15/08,
with a value of $2,167,418, total to be received $2,124,162)
(amortized cost $2,124,000)		2,124	2,124,000
<ShortUnderScore1>
TOTAL INVESTMENTS-100.0%
(cost $41,963,451)			52,405,632
Other assets less liabilities-0.0%			38
<ShortUnderScore1>
NET ASSETS-100.0%			$52,405,670
<ShortDoubleOverScore1>

*Non-income producing security

ADR = American Depositary Receipt

CH = Switzerland

FR = France

GB = Great Britain

HK = Hong Kong

JP = Japan

NL = Netherlands

VALUE SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited) Sun Capital Advisers Trust
	Shares	Value
COMMON STOCK-96.3%
AUTO EQUIPMENT & SERVICES-1.3%
Midas, Inc. *	47,000	$ 1,073,010
<ShortOverScore1>
AUTOMOTIVE-3.0%
Keystone Automotive Industries,
Inc. *	69,000	1,598,040
LKQ Corp. *	43,800	879,066
<ShortOverScore1>
		2,477,106
<ShortOverScore1>
BUILDING/CONSTRUCTION & SUPPLIES-1.4%
ElkCorp	31,000	1,192,260
<Sho rtOverScore1>
BUILDING & CONSTRUCTION-6.6%
Astec Industries, Inc. *	129,000	2,844,450
Dycom Industries, Inc *	75,500	1,735,745
Granite Construction, Inc.	35,000	919,450
<ShortOverScore1>
		5,499,645
<ShortOverScore1>
BUSINESS SERVICES-0.9%
Certegy, Inc.	21,100	730,482
<ShortOverSco re1>
CHEMICALS-1.5%
Hercules, Inc. *	89,400	1,295,406
<ShortOverScore1>
COMMERCIAL SERVICES-2.2%
Chemed Corp.	13,500	1,032,480
Wright Express Corp. *	44,900	767,790
<ShortOverScore1>
		1,800,270
		<ShortOverScore1>
COMMERCIAL SERVICES & SUPPLIES-1.1%
SOURCECORP, Inc. *	46,000	926,440
<ShortOverScore1>
COMPUTER SERVICES-1.6%
RadiSys Corp. *	30,000	424,800
Tier Technologies, Inc. *	122,000	899,140
<ShortOverScore1>
		1,323,940
<ShortOverScore1>
COMPUTER SOFTWARE-2.4%
Parametric Technology Corp. *	108,900	608,751
Renaissance Learning, Inc.	80,500	1,378,160
<ShortOverScore1>
		1,986,911
<ShortOverScore1>
DIVERSIFIED MANUFACTURING-4.3%
Actuant Corp. Class A *	34,700	1,558,724
Blount International, Inc. *	72,700	1,234,446
TTM Technologies, Inc. *	77,800	813,788
<ShortOverScore1>
		3,606,958
<ShortOverScore1>
DRUGS & MEDICAL PRODUCTS-1.5%
NeoPharm, Inc. *	161,700	1,256,409
<ShortOverScore1>
DRUGS & PHARMACEUTICAL-0.4%
Nastech Pharmaceutical Company,
Inc. *	35,900	354,692
<ShortOverSc ore1>
ELECTRICAL ENGINEERING-1.4%
EMCOR Group, Inc. *	25,500	1,193,910
<ShortOverScore1>
ENERGY-1.5%
MDU Resources Group, Inc.	46,593	1,286,899
<ShortOverScore1>
FINANCIAL SERVICES-14.8%
Affiliated Managers Group, Inc. *	21,000	1,302,630
BISYS Group, Inc. *	106,200	1,665,216
CapitalSource, Inc. *	37,500	862,500
First State Bancorporation	88,682	1,505,377
Hancock Holding Co.	43,500	1,413,750
Pacific Capital Bancorp	46,000	1,369,880
Piper Jaffray Cos., Inc. *	27,900	1,020,861
Prosperity Bancshares, Inc.	53,700	1,422,513
Signature Bank *	30,900	819,159
Texas Regional Bancshares, Inc. Class A	32,700	984,597
<ShortOverScore1>
		12,366,483
<ShortOverScore1>
FOOD SERVICES-2.0%
Performance Food Group Co. *	61,000	1,688,480
<ShortOverScore1>
INSURANCE-3.1%
Delphi Financial Group, Inc. Class A	31,500	1,354,500
Triad Guaranty, Inc. *	23,700	1,246,857
<ShortOverScore1>
		2,601,357
<ShortOverScore1>
INTERNET SOFTWARE & SERVICES-2.3%
Digitas, Inc. *	77,800	785,780
E.piphany, Inc. *	103,000	365,650
eResearch Technology, Inc. *	63,000	742,140
<ShortOverScore1>
		1,893,570
<ShortOverScore1>
LEASING-2.6%
Mobile Mini, Inc. *	54,900	2,218,509
<ShortOverScore1>
MANUFACTURING-0.9%
Roper Industries, Inc.	11,000	720,500
<ShortOverScore1>
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES-1.1%
Abaxis, Inc. *	104,000	920,400
<ShortOverScore1>
MEDICAL PRODUCTS-2.3%
Intermagnetics General Corp. *	16,600	404,044
Martek Biosciences Corp. *	7,600	442,244
Northfield Laboratories, Inc. *	38,300	430,875
Third Wave Technologies *	115,200	663,552
<ShortOverScore1>
		1,940,715
<ShortOverScore1>
OFFICE EQUIPMENT-0.7%
Interface, Inc. Class A *	88,200	601,524
<ShortOverScore1>
OIL - EXPLORATION & PRODUCTION-1.8%
Range Resources Corp.	64,000	1,495,040
<ShortOverScore1 >
OIL & GAS - DRILLING EQUIPMENT-4.1%
FMC Technologies, Inc. *	51,000	1,692,180
Universal Compression Holdings, Inc. *	45,900	1,738,233
<ShortOverScore1>
		3,430,413
<ShortOverScore1>
PROPERTY CASUALTY INSURANCE-1.5%
Tower Group, Inc.	95,700	1,276,638
<ShortOverScore1>
REAL ESTATE-9.9%
Capital Automotive Real Estate Investment Trust	45,300	1,500,336
Feldman Mall Properties, Inc.	101,700	1,231,587
Lexington Corporate PropertiesTrust	26,200	574,828
MHI Hospitality Corp.	131,600	1,197,560
Nationwide Health Properties, Inc.	55,000	1,111,550
Newcastle Investment Corp.	46,700	1,382,320
Spirit Finance Corp.	120,100	1,304,286
<ShortOverScore1>
		8,302,467
<ShortOverScore1>
RETAIL-6.3%
Cache, Inc. *	80,900	1,096,195
Pacific Sunwear of California, Inc.*	39,300	1,099,614
School Specialty, Inc. *	33,200	1,300,112
West Marine, Inc. *	82,000	1,743,320
<ShortOverScore1>
		5,239,241
<ShortOverScore1>
SEMICONDUCTORS-2.3%
Brooks Automation, Inc. *	45,200	686,136
Fairchild Semiconductor International, Inc. Class A *	37,900	581,007
Mattson Technology, Inc. *	80,900	642,346
<ShortOverScore1>
		1,909,489
<ShortOverScore1>
TECHNOLOGY-0.6%
ScanSource, Inc. *	10,000	518,300
<ShortOverScore1>
TELECOMMUNICATIONS-0.1%
EMS Technologies, Inc. *	7,700	104,720
<ShortOverScore1>
TELECOMMUNICATIONS EQUIPMENT-0.7%
CommScope, Inc. *	41,600	622,336
<ShortOverScore1>
TELECOMMUNICATION SERVICES-1.0%
Iowa Telecommunication Services, Inc.	43,000	838,500
<ShortOverScore1>
TRANSPORTATION-1.1%
Universal Truckload Services, Inc.*	44,400	936,840
<ShortOverScore1>
TRUCKING & SHIPPING-3.8%
SCS Transportation, Inc. *	75,500	1,403,545
Wabash National Corp.	74,100	1,808,040
<ShortOverScore1>
		3,211,585
<ShortOverScore1>
WATER/SEWER-0.9%
Southwest Water Co.	71,820	749,082
<ShortOverScore1>
WHOLESALE-1.3%
NuCo2, Inc. *	41,800	1,099,340
<ShortOverScore1>
Total Common Stock
(cost $74,493,016)		80,689,867
<ShortOverScore1>
	Principal Amount (000)
SHORT TERM INVESTMENT-4.1%
REPURCHASE AGREEMENT-4.1%
State Street Bank and Trust Company
1.25%, 4/01/05 (collateralized by
$3,451,000 U.S. Treasury Bonds,
5.25%, 11/15/28, with a value of
$3,521,448, total to be received $3,451,120)
(amortized cost $3,451,000)	3,451	3,451,000

<ShortOverScore1>
TOTAL INVESTMENTS-100.4%
(cost $77,944,016)		84,140,867
Other assets less liabilities-(0.4%)		(331,678)

NET ASSETS-100.0%		$83,809,189

<ShortOverScore1ShortDoubleO

*Non-income producing security

<LineSpace>

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited) Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCK-95.9% AUTOMOBILES & COMPONENTS-3.2% BorgWarner, Inc. Johnson Controls, Inc. Lear Corp.		20,500 16,700 19,600	$ 997,940 931,192 869,456 2,798,588
BANKS-4.6% City National Corp. Countrywide Financial Corp. Golden West Financial Corp. UnionBanCal Corp. Webster Financial Corp. <ShortUnderScore1>		15,300 27,500 16,000 12,300 7,100	1,068,246 892,650 968,000 753,375 322,411 4,004,682
CAPITAL GOODS-5.5% Fastenal Co. Oshkosh Truck Corp. Paccar, Inc. Precision Castparts Corp. Rockwell Collins, Inc. Rolls Royce Group PLC* <ShortUnderScore1>	GB	13,300 12,100 15,550 10,700 24,700 6,940,150	735,623 992,079 1,125,665 824,007 1,175,473 13,106 4,865,953
COMMERCIAL SERVICES & SUPPLIES-6.3% Apollo Group, Inc. Class A* Education Management Corp.* Equifax, Inc. Manpower, Inc. Monster Worldwide, Inc.* Robert Half International, Inc. <ShortUnderScore1>		10,800 39,100 41,200 14,600 33,400 30,100	799,848 1,092,845 1,264,428 635,392 936,870 811,496 5,540,879
CONSUMER DURABLES & APPAREL-5.8% Centex Corp. Coach, Inc.* D.R.Horton, Inc. Lennar Corp. Mohawk Industries, Inc.* Polaris Industries, Inc. <ShortUnderScore1>		9,800 23,300 53,866 9,940 10,000 4,000	561,246 1,319,479 1,575,042 563,399 843,000 280,920 5,143,086
DIVERSIFIED FINANCIALS-5.2% Blackrock, Inc. Class A Eaton Vance Corp. Legg Mason, Inc. Providian Financial Corp.* State Street Corp. <ShortUnderScore1>		10,500 7,100 18,750 73,700 20,600	786,765 166,424 1,465,125 1,264,692 900,632 4,583,638
ENERGY-10.1% Chesapeake Energy Corp. EOG Resources, Inc. GlobalSantaFe Corp. Nabors Industries Ltd.* Noble Corp. Premcor, Inc. XTO Energy, Inc. <ShortUnderScore1>		69,100 35,800 29,200 14,300 22,100 26,400 27,767	1,516,054 1,744,892 1,081,568 845,702 1,242,241 1,575,552 911,857 8,917,866
FOOD, BEVERAGES & TOBACCO-1.3% Constellation Brands, Inc. Class A*		21,300	1,126,131

HEALTHCARE EQUIPMENT & SERVICES-6.3%

Coventry Health Care, Inc.*

DaVita, Inc.*

Edwards Lifesciences Corp.*

Manor Care, Inc.

McKesson HBOC, Inc.

PacifiCare Health Systems, Inc.*

Quest Diagnostics, Inc.

<ShortUnderScore1>

		16,100 22,200 19,000 14,400 12,900 13,400 9,000	1,097,054 929,070 821,180 523,584 486,975 762,728 946,170 5,566,761
HOTELS, RESTAURANTS & LEISURE-2.1% Harrah's Entertainment, Inc. MGM Mirage* Wynn Resorts Ltd.* <ShortUnderScore1>		13,000 3,400 11,200	839,540 240,788 758,688 1,839,016
INSURANCE-5.0% Assurant, Inc. Brown & Brown, Inc. Everest Re Group Ltd. Gallagher Arthur J. & Co. Marsh & McLennan Cos., Inc. White Mountains Insurance Group Ltd.		20,900 7,400 7,600 27,500 29,100 1,720	704,330 341,066 646,836 792,000 885,222 1,046,620 4,416,074
MATERIALS-5.8% Cameco Corp. Cemex S. A. de C.V. ADR Pactiv Corp.* Rohm & Haas Co. The Scotts Co. Class A* <ShortUnderScore1>		36,700 25,300 28,300 27,000 8,000	1,623,608 917,125 660,805 1,296,000 561,840 5,059,378
MEDIA-5.3% Cablevision Systems Corp. Class A* E.W. Scripps Co. Class A D EchoStar Communications Corp. Class A* Lamar Advertising Co. Class A* Pixar*		10,100 16,300 32,200 18,850 19,600	283,305 794,625 941,850 759,467 1,911,980 4,691,227
PHARMACEUTICALS & BIOTECHNOLOGY-1.8% Biovail Corp.* Cephalon, Inc.* Millennium Pharmaceuticals* <ShortUnderScore1>		18,950 13,900 79,200	285,766 650,937 666,864 1,603,567
REAL ESTATE-2.8% General Growth Properties, Inc. Host Marriott Corp. iStar Financial, Inc. <ShortUnderScore1>		27,500 61,900 12,100	937,750 1,025,064 498,278 2,461,092
RETAILING-6.0% Abercrombie & Fitch Co. Class A Chico's FAS, Inc.* Michaels Stores, Inc. PETsMART, Inc. Ross Stores, Inc. <ShortUnderScore1>		32,400 27,000 32,200 21,500 30,000	1,854,576 763,020 1,168,860 618,125 874,200 5,278,781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.8% Analog Devices, Inc. <ShortUnderScore1>		18,600	672,204

SOFTWARE & SERVICES-6.6%

Alliance Data Systems Corp.*

Amdocs Ltd.*

CheckFree Corp.*

Cognizant Technology Solutions Corp. Class A*

Electronic Arts, Inc.*

Fiserv, Inc.*

The BISYS Group, Inc.*

<ShortUnderScore1>

		21,300 59,400 19,800 7,200 15,700 8,500 62,900	860,520 1,686,960 807,048 332,640 812,946 338,300 986,272 5,824,686
TECHNOLOGY HARDWARE & EQUIPMENT-6.2% CDW Corp. Jabil Circuit, Inc.* Network Appliance, Inc.* Polycom, Inc.* SanDisk Corp.* Symbol Technologies, Inc.		22,300 61,700 33,600 26,800 36,500 2,700	1,263,964 1,759,684 929,376 454,260 1,014,700 39,123 5,461,107
TELECOMMUNICATION SERVICES-2.4% American Tower Corp. Class A* Citizens Communications Co. <ShortUnderScore1>		52,400 86,000	955,252 1,112,840 2,068,092
UTILITIES-2.8% Cinergy Corp. Energy East Corp. Wisconsin Energy Corp. <ShortUnderScore1>		27,100 21,700 23,000	1,098,092 568,974 816,500 2,483,566
Total Common Stock (cost $69,230,673) <ShortUnderScore1>			84,406,374
	Principal Amount (000)
SHORT TERM INVESTMENT-4.5% REPURCHASE AGREEMENT-4.5% State Street Bank and Trust Company 2.60%, 4/1/05 (collateralized by $4,005,000 U.S. Treasury Notes, 1.87%, 11/30/05, with a value of $4,088,397, total to be received $4,005,289) (amortized cost $4,005,000)	4,005	4,005,000
TOTAL INVESTMENTS-100.4% (cost $73,235,673)		88,411,374
Other assets less liabilities -(0.4%)		(388,077)

NET ASSETS-100.0%		$88,023,297
*Non-income producing security
ADR = American Depositary Receipt GB = Great Britain

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at March 31, 2005 were as follows:
	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Fund	$7,825,577	$555,517	$(492,165)	$63,352
Investment Grade Bond Fund	$59,639,486	$1,472,460	$(844,049)	$628,411
Money Market Fund	$118,360,883	-	-	-
Real Estate Fund	$107,845,558	$13,832,204	$(647,031)	$13,185,173
Davis Venture Value Fund	$41,963,451	$12,063,691	$(1,621,510)	$10,442,181
Value Small Cap Fund	$77,944,016	$10,595,135	$(4,398,284)	$6,196,851
Blue Chip Mid Cap Fund	$73,235,673	$16,665,857	$(1,490,156)	$15,175,701

Other Information

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov; and available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2. CONTROLS AND PROCEDURES.
(a)

Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)
Date:	May 24, 2005

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)
Date:	May 24, 2005

* Print name and title of each signing officer under his or her signature.